INCOME TAXES - Schedule of (loss) income before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Total (loss) income before income taxes	¥ (503,937)	$ (69,039)	¥ 14,362	¥ (16,566)
PRC
INCOME TAXES
Total (loss) income before income taxes	(486,451)		34,810	36,389
Hong Kong
INCOME TAXES
Total (loss) income before income taxes	(247)		(2,385)	(669)
Cayman Islands
INCOME TAXES
Total (loss) income before income taxes	(8,066)		(15,410)	(50,283)
Canada
INCOME TAXES
Total (loss) income before income taxes	¥ (9,173)		¥ (2,653)	¥ (2,003)